Commitments, Guarantees, Indemnifications, and Legal Proceedings Schedule of Purchase Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
2014	$ 120,971
2015	54,757
2016	14,840
2017	3,017
2018	2,545
Thereafter	11,536
Total	$ 207,666